Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 20,680,212	$ 626,647
Identifiable intangible assets	45,890,000
Intangible assets, amortization expense	273,144	$ 0
Intangible assets, expected future amortization expense	904,000
Intangible assets, original cost	45,890,000
Intangible assets, accumulated amortization	273,144
Intangible assets, net book value	45,616,856
Trademark
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, original cost	26,980,000
Intangible assets, net book value	$ 26,980,000
Software
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets useful life	15 years
Intangible assets, original cost	$ 15,660,000
Intangible assets, accumulated amortization	226,200
Intangible assets, net book value	$ 15,433,800
Customer Relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets useful life	15 years
Intangible assets, original cost	$ 3,250,000
Intangible assets, accumulated amortization	46,944
Intangible assets, net book value	$ 3,203,056